Loans and financing (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
B N P Paribas [Member]
IfrsStatementLineItems [Line Items]
Fair value of operations	R$ 59,199
Debentures [Member]
IfrsStatementLineItems [Line Items]
Fair value of operations	1,670,839
B I N D E S [Member]
IfrsStatementLineItems [Line Items]
Fair value of operations	361,828
B N B [Member]
IfrsStatementLineItems [Line Items]
Fair value of operations	219,697
Bank Of Nova A Scotia [Member]
IfrsStatementLineItems [Line Items]
Fair value of operations	R$ 1,519,742